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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22691

The First Western Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244

Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:        August 31, 2014

Date of reporting period:      May 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.
FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS - 4.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	7.500%	11/15/16	$100,000	$116,937
U.S. Treasury Notes	8.125%	08/15/19	1,025,000	1,362,370
U.S. Treasury Notes	1.750%	05/15/23	420,000	399,263
U.S. Treasury Bonds	6.250%	08/15/23	575,000	763,357
Total U.S. Treasury Obligations (Cost $2,596,590)				$2,641,927

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.3%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 0.5%
Federal Farm Credit Bank	5.150%	11/15/19	$250,000	$292,969

Federal Home Loan Bank - 3.8%
Federal Home Loan Bank	5.375%	05/15/19	750,000	881,172
Federal Home Loan Bank	2.125%	10/24/22	430,000	410,887
Federal Home Loan Bank	2.250%	12/21/22	550,000	533,545
Federal Home Loan Bank	2.125%	03/10/23	350,000	335,015
Federal Home Loan Bank	2.500%	05/08/24	325,000	305,949
				2,466,568

Total U.S. Government Agency Obligations (Cost $2,759,292)				$2,759,537

MORTGAGE-BACKED SECURITIES - 44.2%	Coupon	Maturity	Par Value	Value
Corporate - 32.4%
ABN AMRO Mortgage Corporation,
Series 2003-12-1A (a)	5.000%	12/01/33	$484,178	$505,671
ACE Securities Corporation,
Series 2005-SD1-M1 (a)	0.900%	11/25/50	332,791	333,336
American Home Mortgage Investment Trust, Series 2004-3-5A (a)	2.173%	10/25/34	184,855	185,935
American Home Mortgage Investment Trust, Series 2004-4-3A (a)	0.450%	02/25/45	882,671	885,699
Bayview Financial Acquisition Trust,
Series 2006-B-1A3 (a)	6.159%	04/28/36	750,000	752,066
BCAP, LLC Trust, 144A,
Series 2009-RR2-A1 (a)	2.682%	01/21/38	160,234	161,495

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.2% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 32.4% (Continued)
Centex Home Equity Loan Trust,
Series 2004-D-AF6	4.670%	09/25/34	$255,411	$265,057
Chase Mortgage Finance Corporation,
Series 2003-S14-1A1	5.000%	01/25/34	693,797	739,131
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-6A1 (a)	0.399%	07/25/36	67,415	65,913
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-11A1 (a)	0.500%	05/25/37	201,531	198,089
Countrywide Asset-Backed Certificates,
Series 2004-6-2A3 (a)	0.752%	11/25/34	690,590	686,683
Countrywide Home Loans, Inc.,
Series 2002-25-2A1	5.500%	11/27/17	39,198	40,313
Countrywide Home Loans, Inc.,
Series 2003-J10-2A1	5.000%	11/25/18	739,050	753,180
Countrywide Home Loans, Inc.,
Series 2003-J7-1A2	5.250%	08/25/33	132,485	135,030
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-8R-5A1 (a)	6.157%	05/26/37	89,823	93,285
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-2R-2A5 (a)	2.200%	06/26/37	157,656	158,362
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1-A3	5.383%	02/15/40	253,170	276,673
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	2.662%	11/25/32	500,000	492,511
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	233,112	243,234
FRS, LLC,
144A, Series 2013-1A-A1	1.800%	04/15/43	411,367	410,389
Goldman Sachs Mortgage Securities Trust,
144A, Series 2005-SEA2-A1 (a)	0.500%	01/25/45	375,001	365,063
GSAA Home Equity Trust,
Series 2004-11-2A1 (a)	0.479%	12/25/34	349,397	342,186
Impac CMB Trust,
Series 2004-10-4A2 (a)	1.090%	03/25/35	264,788	264,996
Impac CMB Trust,
Series 2005-4-2A1 (a)	0.450%	05/25/35	151,561	152,040
Impac CMB Trust,
Series 2007-A-A (a)	0.399%	05/25/37	1,116,056	1,096,259

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.2% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 32.4% (Continued)
Impac Secured Assets Corporation,
Series 2003-3-A1 (a)	4.763%	08/25/32	$180,268	$186,729
JPMorgan Mortgage Trust,
Series 2004-A3-SF3 (a)	2.078%	06/25/34	368,290	366,141
JPMorgan Re-REMIC,
144A, Series 2009-9-A1 (a)	6.000%	09/26/36	546,819	570,660
Master Asset Securitization Trust,
Series 2003-5-1A1	5.500%	06/25/33	14,303	14,476
Master Asset Securitization Trust,
Series 2003-8-1A1	5.500%	09/25/33	65,983	68,233
Mellon Residential Funding Corporation,
144A, Series 2000-TBC2-A1 (a)	0.631%	06/15/30	440,246	435,349
Merril Lynch Mortgage Investors Trust,
Series 2005-A1-1A (a)	2.806%	12/25/34	338,327	343,055
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR-1A2 (a)	0.420%	11/25/35	166,746	163,758
New Century Home Equity Loan Trust,
Series 2005-A-A4W (a)	5.034%	08/25/35	708,182	738,249
New York Mortgage Trust,
Series 2005-3-A1 (a)	0.392%	02/25/36	593,095	549,875
Opteum Mortgage Acceptance Corporation,
Series 2005-5-2AD2 (a)	5.850%	12/25/35	550,000	567,298
RBS Commercial Funding Trust,
144A, Series 2010-RR3-MSCA (a)	6.105%	06/16/49	389,669	427,450
Residential Asset Securitization Trust,
Series 2003-A4-A3 (a)	0.550%	05/25/33	463,510	459,379
Residential Funding Mortgage Security I, Inc., Series 2004-S4-2A6	4.500%	04/25/19	50,361	51,779
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1 (a)	3.750%	12/01/32	403,362	408,499
Securitized Asset Backed Receivables, LLC Trust, 144A, Series 2004-DO1-A1 (a)	0.709%	07/25/34	504,987	495,203
Sequoia Mortgage Trust,
Series 2004-6-A2 (a)	0.709%	07/20/34	933,571	878,426
Sequoia Mortgage Trust,
Series 2012-4-A2 (a)	2.999%	09/25/42	433,952	423,115
Silverleaf Finance, LLC,
144A, Series 2012-D-A	3.000%	03/17/25	229,725	232,834

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.2% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 32.4% (Continued)
Structured Asset Investment Loan Trust,
Series 2003-BC9-3A2 (a)	1.109%	08/25/33	$458,984	$452,166
Structured Asset Mortgage Investments,
Series 2004-AR4-1A1 (a)	0.852%	12/19/34	647,200	647,777
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (a)	0.851%	02/19/35	1,069,444	1,004,032
Structured Asset Securities Corporation,
Series 1998-11-2B1 (a)	3.038%	01/26/32	124,385	115,954
Structured Asset Securities Corporation,
Series 1998-11-2B2 (a)	3.038%	01/26/32	103,299	93,731
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	347,902	372,145
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	2.298%	08/25/33	259,382	262,787
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.410%	08/25/33	849,873	861,496
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (a)	1.959%	02/27/34	110,490	109,511
Wells Fargo Mortgage-Backed Securities,
Series 2003-G-A1 (a)	2.490%	06/25/33	13,540	13,824
				20,916,527
Federal Home Loan Bank - 0.0% (b)
FHLB, Series SK-2015-1	5.140%	08/18/15	16,517	17,240

Federal Home Loan Mortgage Corporation - 6.7%
FHLMC, Series 2882-UJ	4.500%	08/15/19	63,143	64,576
FHLMC, Series 2999-ND	4.500%	07/15/20	127,688	135,747
FHLMC, Series 2515-UP	5.500%	10/15/22	221,673	243,901
FHLMC, Series 2574-JN	4.500%	12/15/22	14,314	14,619
FHLMC, Series 2690-TV	4.500%	11/15/25	168,103	179,225
FHLMC, Series 3827-HA	3.500%	11/15/25	202,936	211,577
FHLMC, Series 3817-QA	4.000%	03/15/26	288,435	307,501
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	486,209
FHLMC, Series 2694-QH	4.500%	03/15/32	13,989	14,073
FHLMC, Series 2700-PG	4.500%	05/15/32	94,505	97,180
FHLMC, Series 2733-TD	5.000%	11/15/32	2,379	2,385

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.2% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 6.7% (Continued)
FHLMC, Series 2760-PD	5.000%	12/15/32	$54,859	$55,595
FHLMC, Series 2797-PG	5.500%	01/15/33	43,526	43,915
FHLMC, Series 2569-LD	5.500%	02/15/33	319,602	352,815
FHLMC, Series 2928-NE	5.000%	04/15/33	17,233	17,236
FHLMC, Series 2889-OG	5.000%	05/15/33	41,560	41,726
FHLMC, Series 2911-UE	5.000%	06/15/33	81,585	82,602
FHLMC, Series 3793-UA	4.000%	06/15/33	205,727	214,378
FHLMC, Series 2869-BG	5.000%	07/15/33	38,190	38,666
FHLMC, Series 2874-LD	5.000%	08/15/33	99,645	100,445
FHLMC, Series 2785-GD	4.500%	10/15/33	29,778	30,876
FHLMC, Series 3037-ND	5.000%	01/15/34	202,584	206,268
FHLMC, Series 3017-MK	5.000%	12/15/34	37,213	39,389
FHLMC, Series 4011-NP	3.000%	07/15/39	198,503	199,927
FHLMC, Series 3843-JA	4.000%	04/15/40	258,276	270,615
FHLMC, Series 4017-MA	3.000%	03/15/41	207,341	208,615
FHLMC, Series 4077-AP	4.000%	01/15/42	601,245	635,004
				4,295,065
Federal National Mortgage Association - 3.6%
FNMA, Series 2003-89-LC	4.500%	09/25/18	89,872	94,796
FNMA, Series 2003-83-PG	5.000%	06/25/23	59,309	62,707
FNMA, Series 2010-86-V	4.000%	05/25/28	392,880	403,368
FNMA, Series 2005-80-BA	5.000%	04/25/29	87,145	95,715
FNMA, Series 2009-96-DB	4.000%	11/25/29	815,600	865,581
FNMA, Series 2004-8-GD	4.500%	10/25/32	55,924	57,377
FNMA, Series 2005-29-QD	5.000%	08/25/33	150,852	152,650
FNMA, Series 2005-1-HE	5.000%	09/25/33	109,753	111,809
FNMA, Series 2005-86-WD	5.000%	03/25/34	107,310	109,189
FNMA, Series 2011-129-MA	4.000%	01/25/38	1,837	1,835
FNMA, Pool #MA0584	4.500%	10/25/40	165,474	177,291
FNMA, Series 2011-100QM	4.000%	10/25/50	159,029	165,366
				2,297,684
Government National Mortgage Association - 1.1%
GNMA, Series 2011-32-QA	4.500%	02/16/38	66,882	69,628
GNMA, Series 2009-104-KA	4.500%	08/16/39	170,868	182,142
GNMA, Series 2011-159-EA	4.000%	10/20/40	98,264	103,429
GNMA, Series 2011-138-PX	4.000%	06/20/41	329,494	344,885
				700,084

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.2% (Continued)	Coupon	Maturity	Par Value	Value
Small Business Administration - 0.4%
SBA, Series 2009-20A-1	5.720%	01/01/29	$247,157	$277,036

Total Mortgage-Backed Securities (Cost $28,272,876)				$28,503,636

MUNICIPAL BONDS - 2.0%	Coupon	Maturity	Par Value	Value
Florida State Department of Environmental Protection, Series B, Preservation Revenue	6.026%	07/01/21	$350,000	$396,567
Florida State Hurricane Catastrophe Fund, Series A, Revenue	2.995%	07/01/20	280,000	283,828
Illinois State, General Obligation	5.877%	03/01/19	400,000	452,284
Irvine, California, Unified School District, Special Tax, Revenue	5.395%	09/01/17	155,000	167,950
Total Municipal Bonds (Cost $1,243,732)				$1,300,629

ASSET-BACKED SECURITIES - 1.3%	Coupon	Maturity	Par Value	Value
Bear Stearns ALT-A Trust,
Series 2004-11-1A1 (a)	0.830%	11/25/34	$488,798	$480,163
Goldman Sachs Alternative Mortgage Products Trust,
Series 2004-OPT-A4 (a)	1.050%	11/25/34	281,499	271,662
Vanderbilt Mortgage Finance Company,
Series 2002-B-A4	5.840%	02/07/26	73,209	74,500
Total Asset-Backed Securities (Cost $829,657)				$826,325

CORPORATE BONDS - 41.6%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 3.2%
AutoZone, Inc.	4.000%	11/15/20	$550,000	$588,770
DIRECTV	4.450%	04/01/24	541,000	575,180
Marriott International, Inc.	3.375%	10/15/20	525,000	536,004
QVC, Inc.	5.125%	07/02/22	350,000	371,302
				2,071,256
Energy - 2.9%
El Paso, LLC	6.500%	09/15/20	143,000	158,424
SESI, LLC	7.125%	12/15/21	500,000	565,000
Sinopec Kantons Holdings, Ltd., 144A	2.750%	04/10/19	400,000	403,853
Tesoro Corporation	4.250%	10/01/17	234,000	245,700

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 2.9% (Continued)
Williams Partners, L.P.	4.000%	11/15/21	$500,000	$522,692
				1,895,669
Financials - 14.9%
Aegon Funding Company, LLC	5.750%	12/15/20	465,000	546,126
Air Lease Corporation	3.875%	04/01/21	575,000	585,062
Ally Financial, Inc.	3.500%	01/27/19	300,000	302,250
Ares Capital Corporation	4.875%	11/30/18	525,000	553,467
Aspen Insurance Holdings, Ltd.	4.650%	11/15/23	510,000	531,484
Aviation Capital Group Corporation, 144A	6.750%	04/06/21	500,000	558,572
AXIS Specialty Finance, LLC	5.875%	06/01/20	425,000	490,110
Citigroup, Inc.	5.375%	08/09/20	525,000	601,621
ERAC USA Finance, LLC, 144A	2.800%	11/01/18	500,000	517,065
Fidelity National Information Services, Inc.	3.875%	06/05/24	440,000	440,643
General Electric Capital Corporation	4.625%	01/07/21	485,000	541,417
International Lease Finance Corporation, 144A	7.125%	09/01/18	440,000	509,300
Invesco Finance plc	4.000%	01/30/24	485,000	508,448
JPMorgan Chase & Company	3.375%	05/01/23	575,000	561,888
Morgan Stanley	5.500%	07/24/20	500,000	571,781
RLI Corporation	4.875%	09/15/23	225,000	231,377
UDR, Inc.	4.625%	01/10/22	500,000	541,328
W. P. Carey, Inc.	4.600%	04/01/24	475,000	495,653
Webster Financial Corporation	4.375%	02/15/24	535,000	543,290
				9,630,882
Industrials - 9.3%
AA Aircraft, 144A, Series 2013-1L	3.596%	11/01/17	467,330	479,013
Air Canada, 144A, Series 2013-1A	4.125%	05/15/25	449,030	450,153
American Airlines Group Pass-Through Trust, Series 2011-1	7.000%	01/31/18	409,032	443,799
Buckeye Partners, L.P.	4.150%	07/01/23	485,000	497,734
CNH Capital, LLC, 144A	3.250%	02/01/17	375,000	382,500
Continental Airlines, Inc., Series 1999-1	6.545%	02/02/19	342,948	384,102
Continental Airlines, Inc., Series 2000-02	7.707%	04/02/21	418,325	477,937
Continental Resources, Inc.	5.000%	09/15/22	600,000	650,250
Hawaiian Airlines, Series 2013-1A	3.900%	01/15/26	400,000	388,000
Republic Services, Inc.	5.250%	11/15/21	540,000	617,550
Ryder System, Inc.	2.550%	06/01/19	493,000	500,133
Toll Brothers Finance Corporation	6.750%	11/01/19	350,000	399,875
US Airways Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	333,850	348,873
				6,019,919

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 1.7%
Baidu, Inc.	3.250%	08/06/18	$500,000	$515,214
Lender Processing Services, Inc.	5.750%	04/15/23	550,000	591,937
				1,107,151
Materials - 2.3%
ArcelorMittal S.A.	6.125%	06/01/18	250,000	274,062
Owens Corning, Inc.	6.500%	12/01/16	250,000	279,232
Rockwood Specialties Group, Inc.	4.625%	10/15/20	400,000	410,500
Westlake Chemical Corporation	3.600%	07/15/22	500,000	498,689
				1,462,483
Real Estate - 3.8%
American Campus Communities Operating Partnership, L.P.	3.750%	04/15/23	495,000	487,740
American Tower Trust I, 144A	3.070%	03/15/23	500,000	491,192
EPR Properties	7.750%	07/15/20	425,000	509,961
Esssex Portfolio, L.P., 144A	3.875%	05/01/24	450,000	459,745
Healthcare Trust of America, Inc.	3.700%	04/15/23	500,000	488,982
				2,437,620
Telecommunication Services - 3.5%
Crown Castle Towers, LLC, 144A	4.883%	08/15/20	555,000	617,115
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	541,544	568,707
SBA Tower Trust, 144A	2.240%	04/15/18	400,000	397,766
SBA Tower Trust, 144A	3.597%	04/15/18	100,000	100,257
Verizon Communications, Inc.	4.500%	09/15/20	520,000	574,756
				2,258,601

Total Corporate Bonds (Cost $26,270,066)				$26,883,581

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (c) (Cost $2,442,048)	2,442,048	$2,442,048

Total Investments at Value - 101.3% (Cost $64,414,261)		$65,357,683

Liabilities in Excess of Other Assets - (1.3%)		(847,712)

Net Assets - 100.0%		$64,509,971

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2014.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of May 31, 2014.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

MORTGAGE-BACKED SECURITIES - 38.6%	Coupon	Maturity	Par Value	Value
Corporate - 34.4%
Ace Securities Corporation,
Series 2003-NC1-A2A (a)	0.990%	07/25/33	$234,621	$227,088
Ace Securities Corporation,
Series 2005-SD1-M1 (a)	0.900%	11/25/50	266,233	266,669
Adjustable Rate Mortgage Trust,
Series 2005-3-8A2 (a)	0.389%	07/25/35	535,501	517,243
American General Mortgage Loan Trust,
144A, Series 2010-1A-A2 (a)	5.649%	03/25/40	300,000	304,419
American Home Mortgage Investment Trust, Series 2004-3-5A (a)	2.173%	10/25/34	157,127	158,045
Bank of America Funding Corporation,
144A, Series 2009-R6-3A1 (a)	2.093%	01/26/37	102,489	102,592
Bayview Financial Acquisition Trust,
Series 2006-B-1A3 (a)	6.159%	04/28/36	250,000	250,689
BCAP, LLC Trust,
144A, Series 2009-RR2-A1 (a)	2.682%	01/21/38	352,514	355,288
BCRR Trust,
144A, Series 2009-1-2A1 (a)	5.857%	07/17/17	189,505	201,342
Bear Stearns Asset-Backed Securities Trust,
Series 2004-B01-M2 (a)	0.902%	10/25/34	85,000	82,679
Centex Home Equity Company Loan Trust,
Series 2004-2-A3 (a)	0.630%	07/25/34	1,459,252	1,407,405
Centex Home Equity Company Loan Trust,
Series 2004-D-AF6	4.670%	09/25/34	114,935	119,275
CIT Group Home Equity Loan Trust,
Series 2003-1-A4 (a)	3.930%	03/20/32	139,217	141,298
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-12A1 (a)	2.612%	07/25/36	112,777	114,147
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-4A1 (a)	2.693%	04/25/37	255,951	258,137
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-11A1 (a)	0.500%	05/25/37	134,354	132,059
Countrywide Asset-Backed Certificates,
Series 2004-6-2A3 (a)	0.752%	11/25/34	440,366	437,875
Countrywide Home Loans, Inc.,
Series 2003-15-2A1 (a)	5.000%	06/25/18	167,768	171,050

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 38.6% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 34.4% (Continued)
Countrywide Home Loans, Inc.,
Series 2003-20-3A4 (a)	4.749%	07/25/18	$99,728	$99,236
Countrywide Home Loans, Inc.,
Series 2003-J6-1A1 (a)	5.500%	08/25/33	97,349	101,858
Credit Suisse Commercial Mortgage Trust,
Series 2007-C5-A4	5.695%	07/15/17	100,000	110,547
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-8R-5A1 (a)	6.157%	05/26/37	83,087	86,288
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-2R-2A5 (a)	2.200%	06/26/37	130,603	131,187
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1-A3	5.383%	02/15/40	253,170	276,673
Credit Suisse First Boston Mortgage Securitization, Series 2005-6-1A2 (a)	0.420%	07/25/35	110,816	107,927
Credit Suisse First Boston Securities Corporation Mortgage Trust,
144A, Series 2009-3R-25A1 (a)	2.748%	07/27/36	401,870	403,105
Credit-Based Asset Servicing & Securitization, LLC,
Series 2005-CB5-AV2 (a)	0.410%	08/25/35	109,518	108,968
FRS, LLC,
144A, Series 2013-1A-A1	1.800%	04/15/43	164,547	164,156
Goldman Sachs Mortgage Loan Trust,
Series 2005-5F-8A2 (a)	0.650%	06/25/35	471,347	460,234
Goldman Sachs Mortgage Securities Trust,
144A, Series 2005-SEA2-A1 (a)	0.500%	01/25/45	300,476	292,513
GSAA Home Equity Trust,
Series 2004-11-2A1 (a)	0.479%	12/25/34	232,931	228,124
Harborview Mortgage Loan Trust,
Series 2004-4-2A (a)	0.712%	06/19/34	193,604	183,865
Home Loan Servicing Solutions Ltd.,
144A, Series 2012-T2-D2	4.940%	10/15/45	200,000	205,060
Home Loan Servicing Solutions Ltd.,
144A, Series 2013-T3-C3	2.388%	05/15/46	150,000	147,960
Impac CMB Trust,
Series 2007-A-A (a)	0.399%	05/25/37	686,803	674,621
Jefferies & Company,
144A, Series 2009-R9-1A1 (a)	2.396%	08/26/46	156,870	158,469
JPMorgan Re-REMIC,
144A, Series 2009-9-A1 (a)	6.000%	09/26/36	136,705	142,665

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 38.6% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 34.4% (Continued)
JPMorgan Re-REMIC,
144A, Series 2009-7-8A1 (a)	2.830%	01/27/47	$163,511	$165,263
MASTR Asset Securitization Trust,
Series 2004-8-3A1 (a)	5.249%	08/25/19	1,127,645	1,160,502
MASTR Specialized Loan Trust,
144A, Series 2005-3-A1 (a)	0.510%	11/25/35	214,447	202,664
Mellon Residential Funding Corporation,
144A, Series 2000-TBC2-A1 (a)	0.631%	06/15/30	264,148	261,209
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (a)	0.830%	04/25/28	259,452	252,228
Morgan Stanley Capital, Inc.,
Series 2004-SD2-A (a)	0.600%	04/25/34	148,324	145,281
Morgan Stanley Capital, Inc.,
Series 2005-HE2-A1MZ (a)	0.410%	01/25/35	344,981	328,649
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR-1A2 (a)	0.420%	11/25/35	166,886	163,895
New Century Home Equity Loan Trust,
Series 2005-A-A4W (a)	5.034%	08/25/35	354,091	369,125
Orange Lake Timeshare Trust,
144A, Series 2012-AA-A (a)	3.449%	07/10/18	139,304	142,924
Park Place Securities, Inc.,
Series 2005-WHQ1-M2 (a)	0.650%	03/25/35	125,458	124,168
Provident Funding Mortgage Loan Trust,
Series 2003-1-A (a)	2.496%	08/25/33	334,850	339,405
RBS Commercial Funding Trust,
144A, Series 2010-RR3-MSCA (a)	6.105%	06/16/49	292,251	320,588
RBSSP Resecuritization Trust,
144A, Series 2010-3-4A1 (a)	3.065%	12/26/35	280,627	280,967
Residential Asset Mortgage Products, Inc.,
Series 2004-RS12-AI6 (a)	4.547%	12/25/34	139,904	141,829
Residential Asset Mortgage Products, Inc.,
Series 2005-RS5-AI3 (a)	0.489%	05/25/35	20,455	20,375
Residential Asset Mortgage Products, Inc.,
Series 2005-SP3-A3 (a)	0.540%	12/25/35	86,637	84,435
Residential Asset Securities Corporation,
Series 2003-KS10-AI6	4.540%	12/25/33	101,565	104,637

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 38.6% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 34.4% (Continued)
Residential Funding Mortgage Security I, Inc., Series 2003-S12 -3A1 (a)	3.750%	12/01/32	$471,291	$477,293
Security National Mortgage Loan Trust,
144A, Series 2006-3A-A1 (a)	0.429%	01/25/37	160,333	157,028
Sequoia Mortgage Trust,
Series 2010-H1-A1 (a)	3.750%	02/25/40	59,296	58,241
Sequoia Mortgage Trust,
Series 2012-4-A2 (a)	2.999%	09/25/42	403,676	393,596
Silverleaf Finance, LLC,
144A, Series 2012-D-A	3.000%	03/17/25	55,134	55,880
Soundview Home Equity Loan Trust,
Series 2003-2-A2 (a)	1.450%	11/25/33	154,803	153,449
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	2.417%	09/25/34	501,007	503,767
Structured Asset Investment Loan Trust,
Series 2003-BC9-3A2 (a)	1.109%	08/25/33	688,476	678,249
Structured Asset Investment Loan Trust,
Series 2003-BC9-3A3 (a)	0.849%	08/25/33	248,616	243,400
Structured Asset Securities Corporation,
Series 2004-GEL3-A (a)	0.630%	08/25/34	123,977	122,039
Trafigura Securitisation Finance plc,
144A, Series 2012-1A-B (a)	4.151%	10/15/15	250,000	253,125
Truman Capital Mortgage Loan Trust,
144A, Series 2005-1-A (a)	0.579%	03/25/37	286,423	278,954
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7 -A7 (a)	2.298%	08/25/33	474,092	480,317
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8 -A (a)	2.410%	08/25/33	313,111	317,393
Wells Fargo Home Equity Trust,
Series 2004-2-AI6 (a)	5.000%	10/25/34	169,939	171,361
Wells Fargo Mortgage Backed Securities,
Series 2003-0-5A1 (a)	2.515%	01/25/34	414,350	415,451
Wells Fargo Mortgage Backed Securities,
Series 2004-K-2A12 (a)	4.724%	07/25/34	148,403	149,987

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 38.6% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 34.4% (Continued)
WMC Mortgage Loan Pass-Through Certificate, Series 1997-2 -M1 (a)	0.974%	03/20/29	$114,421	$112,467
				18,960,897
Federal Home Loan Mortgage Corporation - 2.4%
FHLMC, Series 4312-GA	2.500%	12/15/41	1,302,408	1,324,908

Government National Mortgage Association - 1.2%
GNMA, Series 2009-65-GL	4.500%	05/20/38	399,337	429,937
GNMA, Series 2011-159-EA	4.000%	10/20/40	245,659	258,572
				688,509
Small Business Administration - 0.6%
SBA, Series 2002-20K(a)	5.079%	11/01/22	310,461	335,624

Total Mortgage-Backed Securities (Cost $21,170,928)				$21,309,938

MUNICIPAL BONDS - 0.6%	Coupon	Maturity	Par Value	Value
Illinois State General Obligation (Cost $343,662)	4.875%	07/01/16	$325,000	$347,808

ASSET-BACKED SECURITIES - 0.4%	Coupon	Maturity	Par Value	Value
Bear Stearns ALT-A Trust,
Series 2004-11-1A1 (a)	0.830%	11/25/34	$91,650	$90,030
Goldman Sachs Alternative Mortgage Products Trust,
Series 2004-OPT-A4 (a)	1.050%	11/25/34	102,198	98,627
Total Asset-Backed Securities (Cost $189,735)				$188,657

CORPORATE BONDS - 57.8%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 6.2%
Coca Cola FEMSA, S.A.B. de C.V.	2.375%	11/26/18	$300,000	$304,572
DIRECTV	1.750%	01/15/18	575,000	576,055
Expedia, Inc.	7.456%	08/15/18	365,000	433,152
Hyatt Hotels Corporation	3.875%	08/15/16	400,000	422,455
IAC/InterActiveCorp	4.875%	11/30/18	400,000	419,000

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 57.8% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 6.2% (Continued)
MGM Resorts International	10.000%	11/01/16	$250,000	$296,875
Tencent Holdings Ltd., 144A	3.375%	03/05/18	250,000	259,081
Wm. Wrigley Jr. Company, 144A	2.000%	10/20/17	300,000	304,050
Wyndham Worldwide Corporation	2.950%	03/01/17	380,000	395,440
				3,410,680
Consumer Staples - 0.2%
C&S Group Enterprises, LLC, 144A	8.375%	05/01/17	125,000	130,469

Energy - 3.1%
Chesapeake Energy Corporation	6.500%	08/15/17	250,000	280,937
Petrohawk Energy Corporation	7.250%	08/15/18	200,000	210,000
Sinopec Group Overseas Development, 144A	1.750%	04/10/17	450,000	451,394
Spectra Energy Capital, LLC	6.200%	04/15/18	445,000	513,841
Tesoro Corporation	4.250%	10/01/17	250,000	262,500
				1,718,672
Financials - 16.7%
Air Lease Corporation (a)	5.625%	04/01/17	500,000	550,000
Ally Financial, Inc.	5.500%	02/15/17	250,000	271,562
American International Group, Inc.	5.450%	05/18/17	530,000	593,115
Ares Capital Corporation	4.875%	11/30/18	400,000	421,689
Aviation Capital Group Corporation, 144A	3.875%	09/27/16	190,000	196,686
Aviation Capital Group Corporation, 144A	4.625%	01/31/18	200,000	210,102
Bank of America Corporation	5.300%	03/15/17	550,000	606,100
CIT Group, Inc.	5.000%	05/15/17	250,000	267,187
Citigroup, Inc.	6.000%	08/15/17	650,000	737,085
Deutsche Bank AG	6.000%	09/01/17	150,000	171,083
Deutsche Bank Trust Corporation	7.500%	11/15/15	300,000	326,496
Fidelity National Financial, Inc.	6.600%	05/15/17	563,000	637,141
Icahn Enterprises, L.P.,	3.500%	03/15/17	350,000	353,937
International Lease Finance Corporation, 144A	6.750%	09/01/16	300,000	331,875
Macquarie Bank Ltd., 144A	1.650%	03/24/17	425,000	427,091
Metropolitan Life Insurance Company, 144A	1.300%	04/10/17	500,000	501,988
Mizuho Bank Ltd., 144A (a)	0.657%	04/16/17	500,000	500,428
Morgan Stanley	5.450%	01/09/17	560,000	618,584
Morgan Stanley (a)	1.508%	04/25/18	100,000	102,029
Murray Street Investment Trust I	4.647%	03/09/17	800,000	867,301
WEA Finance, LLC, 144A	7.125%	04/15/18	325,000	387,867

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 57.8% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 16.7% (Continued)
Westpac Banking Corporation, 144A	5.300%	10/15/15	$115,000	$122,194
				9,201,540
Health Care - 0.6%
Perrigo Company, 144A	1.300%	11/08/16	310,000	310,147

Industrials - 10.9%
AA Aircraft, 144A, Series 2013-1L	3.596%	11/01/17	222,538	228,102
America West Airlines, Inc., Series 2000-01	8.057%	07/02/20	47,991	55,429
American Airlines Group Pass-Through Trust, Series 2011-1	7.000%	01/31/18	311,643	338,133
CNH Capital, LLC, 144A	3.250%	02/01/17	300,000	306,000
Continental Airlines, Inc., Series 2001-1	7.373%	12/15/15	498,608	537,251
Continental Airlines, Inc., Series 2009-1	9.000%	07/08/16	120,121	137,539
Continental Airlines, Inc., Series 1998-1	6.648%	09/15/17	116,016	125,587
Continental Airlines, Inc., Series 1998-3	6.820%	05/01/18	90,061	98,617
Continental Airlines, Inc., Series 2000-1	8.048%	11/01/20	81,069	93,634
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	86,550	98,884
Continental Airlines, Inc., Series 2001-1	6.703%	06/15/21	56,847	62,673
DCP Midstream Operating, L.P.	2.500%	12/01/17	454,000	467,078
Delta Air Lines, Series 2009-1A	7.750%	12/17/19	185,672	218,165
Delta Air Lines, Series 2012-1A	4.750%	05/07/20	179,358	194,155
Domtar Corporation	10.750%	06/01/17	425,000	530,386
Exelis, Inc.	4.250%	10/01/16	400,000	422,978
Ford Motor Credit Company, LLC	3.000%	06/12/17	400,000	417,570
General Motors Financial Company, Inc., 144A	3.250%	05/15/18	200,000	203,000
Glencore Funding, LLC, 144A	1.700%	05/27/16	260,000	261,579
Ras Laffan Liquefied Natural Gas Company Ltd. III, 144A	5.832%	09/30/16	291,200	309,400
US Airways, Series 2001-1G	7.076%	03/20/21	221,248	247,245
Weyerhaeuser Company	6.950%	08/01/17	413,000	479,835
WPX Energy, Inc.	5.250%	01/15/17	200,000	213,500
				6,046,740
Information Technology - 1.0%
Baidu, Inc.	3.250%	08/06/18	550,000	566,735

Materials - 3.8%
ArcelorMittal S.A. (a)	5.000%	02/25/17	300,000	317,250
Avnet, Inc.	6.625%	09/15/16	450,000	501,093

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 57.8% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 3.8% (Continued)
Cytec Industries, Inc.	8.950%	07/01/17	$310,000	$375,825
Owens Corning, Inc.	6.500%	12/01/16	515,000	575,218
Packaging Dynamics Corporation, 144A	8.750%	02/01/16	95,000	97,613
Transocean, Inc.	5.050%	12/15/16	200,000	217,992
				2,084,991
Real Estate - 8.0%
American Tower Corporation	7.000%	10/15/17	625,000	727,314
ARC Properties Operating Partnership, L.P., 144A	2.000%	02/06/17	400,000	402,725
First Industrial, L.P.	5.750%	01/15/16	100,000	106,670
First Industrial, L.P.	5.950%	05/15/17	430,000	476,316
Hospitality Properties Trust	5.625%	03/15/17	525,000	576,391
Liberty Property, L.P.	6.625%	10/01/17	646,000	742,353
National Retail Properties, Inc.	6.875%	10/15/17	293,000	341,236
Post Apartment Homes, L.P.	4.750%	10/15/17	180,000	198,259
PPF Funding, Inc., 144A	5.700%	04/15/17	234,000	253,633
Prologis	5.625%	11/15/16	100,000	112,351
Retail Properties, Inc., 144A	7.875%	03/15/16	415,000	465,706
				4,402,954
Telecommunication Services - 6.7%
CC Holdings GS V, LLC	2.381%	12/15/17	500,000	509,933
Digicel Ltd., 144A	8.250%	09/01/17	275,000	284,625
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	487,390	511,836
Qwest Corporation	6.500%	06/01/17	590,000	665,301
SBA Tower Trust, 144A (a)	3.597%	04/15/18	750,000	751,926
Sprint Nextel Corporation	8.375%	08/15/17	150,000	176,063
Telefónica Emisiones, S.A.U.	6.221%	07/03/17	425,000	482,180
WCP Wireless Site Fund, 144A	6.829%	11/15/15	300,000	313,393
				3,695,257
Utilities - 0.6%
AES Corporation (The) (a)	3.241%	06/01/19	325,000	327,844

Total Corporate Bonds (Cost $31,598,793)				$31,896,029

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (b) (Cost $490,771)	490,771	$490,771

Total Investments at Value - 98.3% (Cost $53,793,889)		$54,233,203

Other Assets in Excess of Liabilities - 1.7%		919,732

Net Assets - 100.0%		$55,152,935

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2014.
(b)	The rate shown is the 7-day effective yield as of May 31, 2014.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2014 (Unaudited)

1.  Securities Valuation

The securities of First Western Fixed Income Fund and First Western Short Duration Bond Fund (the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”).  The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices.  The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds’ investment adviser) under the general supervision of the Board.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Board.  Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Funds investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events.  The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2014:

First Western Fixed Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$2,641,927	$-	$2,641,927
U.S. Government Agency Obligations	-	2,759,537	-	2,759,537
Mortgage-Backed Securities	-	28,503,636	-	28,503,636
Municipal Bonds	-	1,300,629	-	1,300,629
Asset-Backed Securities	-	826,325	-	826,325
Corporate Bonds	-	26,883,581	-	26,883,581
Money Market Funds	2,442,048	-	-	2,442,048
Total	$2,442,048	$62,915,635	$-	$65,357,683

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

First Western Short Duration Bond Fund:
	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$-	$21,309,938	$-	$21,309,938
Municipal Bonds	-	347,808	-	347,808
Asset-Backed Securities	-	188,657	-	188,657
Corporate Bonds	-	31,896,029	-	31,896,029
Money Market Funds	490,771	-	-	490,771
Total	$490,771	$53,742,432	$-	$54,233,203

As of May 31, 2014, the Funds did not have any transfers in and out of any Level. In addition, the Funds did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2014.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax Information

The following information is computed on a tax basis for each item as of May 31, 2014:

	First Western	First Western
	Fixed Income	Short Duration
	Fund	Bond Fund

Cost of portfolio investments	$64,414,261	$53,793,889

Gross unrealized appreciation	$1,223,019	$507,822
Gross unrealized depreciation	(279,597)	(68,508)

Net unrealized appreciation	$943,422	$439,314

4.  Risks Associated with Mortgage-Backed Securities

The Funds invest in mortgage-backed securities which are subject to greater prepayment risk, especially when interest rates decline.  Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value.  This could reduce the effective maturity of a mortgage backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate.  Mortgage-backed securities are subject to extension risk which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments.  Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values.  The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As of May 31, 2014, First Western Fixed Income Fund and First Western Short Duration Bond Fund have 44.2% and 38.6%, respectively, of the value of their net assets invested in mortgage-backed securities.

Item 2. Controls and Procedures.
(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.
(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)    The First Western Funds Trust
By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President

Date	July 28, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President

Date	July 28, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	July 28, 2014
* Print the name and title of each signing officer under his or her signature.